Vident Core U.S. Bond Strategy ETF
Schedule of Investments
May 31, 2021 (Unaudited)

Principal Amount	Security Description	Value
CORPORATE BONDS - 24.9%
	Communication Services - 1.1%
$900,000	AT&T, Inc.
	08/15/2041, 5.550%	$1,156,565
830,000	Charter Communications Operating LLC / Charter Communications Operating Capital
	10/23/2055, 6.834%	1,177,179
800,000	Discovery Communications LLC
	06/01/2040, 6.350%	1,075,082
1,095,000	ViacomCBS, Inc. (a)
	02/28/2057, 6.250%	1,253,107
		4,661,933
	Consumer Discretionary - 1.8%
1,080,000	Darden Restaurants, Inc.
	05/01/2027, 3.850%	1,197,309
1,300,000	Expedia Group, Inc.
	02/15/2030, 3.250%	1,333,282
910,000	Hasbro, Inc. (b)
	03/15/2040, 6.350%	1,229,478
1,070,000	Lear Corporation (b)
	09/15/2027, 3.800%	1,180,215
1,055,000	Marriott International, Inc./MD
	06/15/2030, 4.625%	1,192,111
1,095,000	Mohawk Industries, Inc.
	05/15/2030, 3.625%	1,192,986
		7,325,381
	Consumer Staples - 0.9%
1,100,000	Altria Group, Inc.
	01/31/2044, 5.375%	1,278,020
950,000	Kraft Heinz Foods Company
	02/09/2040, 6.500%	1,271,561
900,000	Molson Coors Brewing Company
	05/01/2042, 5.000%	1,068,891
		3,618,472
	Energy - 4.5%
1,200,000	Cimarex Energy Company
	05/15/2027, 3.900%	1,320,709
800,000	Devon Energy Corporation
	09/30/2031, 7.875%	1,093,640
1,170,000	Diamondback Energy, Inc. (b)
	12/01/2029, 3.500%	1,242,501
850,000	Energy Transfer LP
	07/01/2038, 7.500%	1,162,413
1,185,000	Enterprise Products Operating LLC (a)
	02/15/2078, 5.375%	1,201,992
800,000	Halliburton Company
	09/15/2039, 7.450%	1,148,237
1,005,000	Hess Corporation
	01/15/2040, 6.000%	1,259,753
1,100,000	HollyFrontier Corporation (b)
	04/01/2026, 5.875%	1,271,119
885,000	Kinder Morgan Energy Partners LP
	01/15/2038, 6.950%	1,235,081
1,035,000	Magellan Midstream Partners LP
	10/15/2043, 5.150%	1,250,228
880,000	Marathon Oil Corporation (b)
	10/01/2037, 6.600%	1,131,608
1,350,000	NOV, Inc.
	12/01/2042, 3.950%	1,306,862
	ONEOK Partners LP
700,000	10/01/2036, 6.650%	920,004
310,000	10/15/2037, 6.850%	413,702
1,150,000	Ovintiv Exploration, Inc. (b)
	01/01/2026, 5.375%	1,296,376
850,000	The Williams Companies, Inc.
	04/15/2040, 6.300%	1,125,374
		18,379,599

	Financials - 6.6%
840,000	Ally Financial, Inc.
	11/01/2031, 8.000%	1,189,227
1,115,000	American Equity Investment Life Holding Company
	06/15/2027, 5.000%	1,269,897
1,170,000	Ares Capital Corporation (b)
	07/15/2026, 2.150%	1,165,285
1,000,000	Athene Holding Ltd. (b)
	04/03/2030, 6.150%	1,247,100
1,130,000	Blackstone Secured Lending Fund (b) (c)
	01/15/2026, 3.625%	1,199,819
1,100,000	Brighthouse Financial, Inc.
	06/22/2047, 4.700%	1,191,273
1,150,000	Discover Bank (a)
	08/09/2028, 4.682%	1,224,422
1,050,000	Enstar Group Ltd.
	06/01/2029, 4.950%	1,199,649
705,000	Fifth Third Bancorp
	03/01/2038, 8.250%	1,159,218
1,025,000	GLP Capital LP / GLP Financing II, Inc. (b)
	06/01/2028, 5.750%	1,206,123
1,180,000	Host Hotels & Resorts LP
	12/15/2029, 3.375%	1,204,905
1,000,000	Legg Mason, Inc.
	01/15/2044, 5.625%	1,354,911
820,000	Lincoln National Corporation
	06/15/2040, 7.000%	1,212,695
900,000	Markel Corporation
	04/05/2046, 5.000%	1,131,195
735,000	MetLife, Inc.
	08/01/2069, 10.750%	1,242,025
1,175,000	PartnerRe Finance B LLC (a) (b)
	10/01/2050, 4.500%	1,208,524
1,200,000	Perrigo Finance Unlimited Company
	06/15/2030, 3.150%	1,208,290
1,000,000	Prudential Financial, Inc. (a) (b)
	09/15/2048, 5.700%	1,158,323
858,000	Regions Bank/Birmingham AL (b)
	06/26/2037, 6.450%	1,188,999
1,095,000	Synchrony Financial (b)
	08/04/2026, 3.700%	1,201,123
1,055,000	The Allstate Corporation (a)
	05/15/2067, 6.500%	1,365,428
1,155,000	Voya Financial, Inc. (a)
	05/15/2053, 5.650%	1,228,856
		26,757,287
	Health Care - 0.6%
1,000,000	Cardinal Health, Inc.
	06/15/2047, 4.368%	1,104,211
1,120,000	Centene Corporation
	12/15/2027, 4.250%	1,177,473
100,000	HCA, Inc.
	06/15/2047, 5.500%	126,087
		2,407,771
	Industrials - 2.7%
1,085,000	Air Lease Corporation
	10/01/2028, 4.625%	1,212,115
1,120,000	BNSF Funding Trust I (a)
	12/15/2055, 6.613%	1,285,973
880,000	Boeing Company
	03/15/2039, 6.875%	1,200,029
950,000	FedEx Corporation
	01/15/2044, 5.100%	1,188,113
1,185,000	Flowserve Corporation
	10/01/2030, 3.500%	1,231,873
1,140,000	Kirby Corporation
	03/01/2028, 4.200%	1,269,624
1,065,000	Owens Corning
	07/15/2047, 4.300%	1,189,652
1,195,000	Stanley Black & Decker, Inc. (a)
	03/15/2060, 4.000%	1,274,826
1,050,000	Westinghouse Air Brake Technologies Corporation (b) (d)
	09/15/2028, 4.950%	1,212,048
		11,064,253

	Information Technology - 1.3%
1,040,000	Broadcom, Inc.
	04/15/2030, 5.000%	1,202,530
275,000	Corning, Inc.
	11/15/2079, 5.450%	355,755
945,000	HP, Inc. (b)
	09/15/2041, 6.000%	1,228,156
1,100,000	Jabil, Inc.
	01/12/2028, 3.950%	1,221,657
980,000	Micron Technology, Inc.
	02/06/2029, 5.327%	1,170,755
		5,178,853
	Materials - 0.9%
195,000	Martin Marietta Materials, Inc.
	12/15/2047, 4.250%	222,560
920,000	Sonoco Products Company
	11/01/2040, 5.750%	1,184,189
690,000	The Dow Chemical Company
	05/15/2039, 9.400%	1,191,519
1,005,000	Vulcan Materials Company
	06/15/2047, 4.500%	1,199,183
		3,797,451
	Real Estate - 2.4%
1,000,000	Brixmor Operating Partnership LP
	07/01/2030, 4.050%	1,103,559
1,075,000	Hudson Pacific Properties LP
	04/01/2029, 4.650%	1,223,018
1,210,000	MPT Operating Partnership LP / MPT Finance Corporation
	10/15/2027, 5.000%	1,275,038
1,150,000	Office Properties Income Trust
	02/01/2025, 4.500%	1,241,310
1,125,000	Omega Healthcare Investors, Inc. (b)
	01/15/2026, 5.250%	1,287,528
1,080,000	Sabra Health Care LP
	08/15/2026, 5.125%	1,215,344
965,000	Simon Property Group LP
	02/01/2040, 6.750%	1,387,955
1,140,000	United Rentals North America, Inc. (b)
	11/15/2027, 3.875%	1,198,334
		9,932,086
	Utilities - 2.1%
1,090,000	CMS Energy Corporation (a)
	06/01/2050, 4.750%	1,204,450
1,110,000	Dominion Energy, Inc. (a) (b)
	10/01/2054, 5.750%	1,217,398
1,100,000	Edison International
	03/15/2028, 4.125%	1,166,992
950,000	Exelon Generation Company LLC
	10/01/2039, 6.250%	1,130,274
1,115,000	National Fuel Gas Company
	01/15/2026, 5.500%	1,295,992
1,075,000	NextEra Energy Capital Holdings, Inc. (a) (b)
	12/01/2077, 4.800%	1,200,896
1,170,000	The Southern Company (a)
	01/15/2051, 4.000%	1,243,113
		8,459,115
	TOTAL CORPORATE BONDS (Cost $94,659,904)	101,582,201

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 11.6%
	Federal Home Loan Banks
150,000	09/09/2022, 2.000%	153,634
200,000	12/09/2022, 1.875%	205,366
100,000	02/17/2023, 1.375%	102,099
150,000	03/10/2023, 2.125%	155,270
115,000	06/09/2023, 2.125%	119,517
60,000	09/08/2023, 3.375%	64,247
95,000	12/08/2023, 3.375%	102,495
50,000	06/14/2024, 2.875%	53,837
50,000	09/13/2024, 2.875%	54,050

50,000	12/13/2024, 2.750%	54,081
270,000	06/09/2028, 3.250%	305,681
200,000	11/16/2028, 3.250%	227,232
150,000	07/15/2036, 5.500%	217,532
		1,815,041
	Federal Home Loan Mortgage Corporation
75,000	04/20/2023, 0.375%	75,308
110,000	05/05/2023, 0.375%	110,468
115,000	06/19/2023, 2.750%	121,069
55,000	06/26/2023, 0.250%	55,109
50,000	02/12/2025, 1.500%	51,860
225,000	09/15/2029, 6.750%	322,091
370,000	03/15/2031, 6.750%	540,453
150,000	07/15/2032, 6.250%	218,604
		1,494,962
	Federal National Mortgage Association
130,000	09/06/2022, 1.375%	132,082
165,000	10/05/2022, 2.000%	169,169
170,000	01/19/2023, 2.375%	176,272
65,000	05/22/2023, 0.250%	65,128
80,000	07/10/2023, 0.250%	80,113
50,000	09/12/2023, 2.875%	53,022
50,000	07/02/2024, 1.750%	52,166
50,000	09/06/2024, 2.625%	53,750
50,000	10/15/2024, 1.625%	52,073
50,000	01/07/2025, 1.625%	52,107
150,000	04/24/2026, 2.125%	159,716
100,000	09/24/2026, 1.875%	105,341
250,000	10/08/2027, 0.750%	243,460
350,000	05/15/2029, 6.250%	477,904
470,000	01/15/2030, 7.125%	681,334
480,000	05/15/2030, 7.250%	707,557
390,000	11/15/2030, 6.625%	561,000
1,500,000	06/15/2040, 4.000% (e)	1,602,481
4,920,000	06/15/2041, 3.500% (e)	5,193,579
1,500,000	06/15/2041, 4.500% (e)	1,618,740
8,400,000	06/15/2042, 3.000% (e)	8,774,719
8,000,000	06/15/2045, 2.500% (e)	8,284,062
		29,295,775
	Government National Mortgage Association
1,500,000	06/15/2041, 4.000% (e)	1,600,898
1,600,000	06/15/2042, 3.500% (e)	1,680,625
1,510,000	06/15/2042, 4.000% (e)	1,601,898
2,220,000	06/15/2043, 3.000% (e)	2,309,667
1,855,000	06/15/2045, 3.000% (e)	1,935,431
1,600,000	06/15/2045, 3.500% (e)	1,680,719
1,960,000	06/15/2049, 2.500% (e)	2,026,533
1,975,000	06/01/2050, 2.500% (e)	2,045,745
		14,881,516
	TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $47,374,858)	47,487,294

U.S. GOVERNMENT AGENCY ISSUE - 1.2%
	Utilities - 1.2%
	Tennessee Valley Authority
240,000	09/15/2024, 2.875%	258,960
340,000	05/15/2025, 0.750%	342,666
405,000	11/01/2025, 6.750%	510,570
535,000	02/01/2027, 2.875%	588,752
675,000	05/01/2030, 7.125%	979,863
510,000	04/01/2036, 5.880%	748,745
660,000	01/15/2038, 6.150%	988,816
385,000	09/15/2039, 5.250%	537,432
		4,955,804
	TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $4,839,542)	4,955,804

U.S. GOVERNMENT NOTES/BONDS - 61.7%
	U.S. Treasury Bonds - 25.8%
	United States Treasury Bonds
5,190,000	02/15/2026, 6.000%	6,459,117
8,375,000	11/15/2027, 6.125% (b)	10,998,403
9,485,000	08/15/2028, 5.500% (b)	12,266,217

10,025,000	11/15/2028, 5.250%	12,851,776
10,130,000	02/15/2029, 5.250% (b)	13,038,220
8,995,000	05/15/2030, 6.250% (b)	12,634,813
7,220,000	02/15/2031, 5.375% (b)	9,735,719
		77,984,265
	United States Treasury Inflation Indexed Bonds
1,053,908	01/15/2025, 2.375%	1,239,110
1,694,866	01/15/2026, 2.000%	2,018,792
1,891,368	01/15/2027, 2.375%	2,344,785
2,674,100	01/15/2028, 1.750%	3,261,397
2,530,200	04/15/2028, 3.625%	3,443,443
2,726,499	01/15/2029, 2.500%	3,536,105
2,569,928	04/15/2029, 3.875%	3,639,783
1,623,774	02/15/2040, 2.125%	2,390,255
1,536,103	02/15/2041, 2.125%	2,281,385
1,142,924	02/15/2042, 0.750%	1,363,259
708,529	02/15/2043, 0.625%	825,646
784,199	02/15/2044, 1.375%	1,055,707
140,604	02/15/2045, 0.750%	168,317
		27,567,984
	U.S. Treasury Notes - 35.9%
	United States Treasury Notes
300,000	11/15/2026, 2.000%	317,326
480,000	01/31/2027, 1.500%	494,381
1,695,000	02/15/2027, 2.250%	1,815,372
250,000	02/28/2027, 1.125%	252,022
660,000	04/30/2027, 0.500%	640,071
3,140,000	05/15/2027, 2.375%	3,384,883
1,085,000	05/31/2027, 0.500%	1,050,373
1,275,000	06/30/2027, 0.500%	1,232,566
1,890,000	07/31/2027, 0.375%	1,809,712
4,115,000	08/15/2027, 2.250% (b)	4,402,729
2,290,000	08/31/2027, 0.500%	2,206,272
2,370,000	09/30/2027, 0.375%	2,261,869
3,175,000	10/31/2027, 0.500% (b)	3,048,248
5,570,000	11/15/2027, 2.250%	5,955,984
3,230,000	11/30/2027, 0.625%	3,121,618
3,580,000	12/31/2027, 0.625%	3,454,280
3,765,000	01/31/2028, 0.750%	3,657,271
6,220,000	02/15/2028, 2.750%	6,848,074
4,130,000	02/29/2028, 1.125%	4,108,382
4,600,000	03/31/2028, 1.250%	4,607,188
7,195,000	05/15/2028, 2.875%	7,980,548
6,965,000	08/15/2028, 2.875%	7,729,790
8,370,000	11/15/2028, 3.125% (b)	9,442,570
6,800,000	02/15/2029, 2.625% (b)	7,430,594
6,450,000	05/15/2029, 2.375%	6,925,939
3,800,000	08/15/2029, 1.625% (b)	3,859,375
3,480,000	11/15/2029, 1.750% (b)	3,565,981
4,000,000	02/15/2030, 1.500%	4,003,984
2,610,000	05/15/2030, 0.625% (b)	2,413,383
2,300,000	08/15/2030, 0.625% (b)	2,118,066
2,200,000	11/15/2030, 0.875%	2,066,969
		112,205,820
	United States Treasury Inflation Indexed Notes
424,590	01/15/2023, 0.125%	445,694
426,548	04/15/2023, 0.625%	454,068
441,097	04/15/2024, 0.500%	479,840
185,832	10/15/2024, 0.125%	202,346
715,718	01/15/2025, 0.250%	782,753
1,066,478	04/15/2025, 0.125%	1,163,583
748,357	07/15/2025, 0.375%	831,722
1,020,840	10/15/2025, 0.125%	1,123,778
1,426,880	01/15/2026, 0.625%	1,603,415
1,524,941	07/15/2026, 0.125%	1,688,611
1,902,480	01/15/2027, 0.375%	2,128,071
1,932,834	07/15/2027, 0.375%	2,177,014
2,722,159	01/15/2028, 0.500%	3,078,170
2,427,006	07/15/2028, 0.750%	2,804,067
2,848,062	01/15/2029, 0.875%	3,315,959
2,826,942	07/15/2029, 0.250%	3,158,407
3,222,366	01/15/2030, 0.125%	3,546,591

3,078,638	07/15/2030, 0.125%	3,401,329
1,811,186	01/15/2031, 0.125%	1,988,945
		34,374,363
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $258,424,561)	252,132,432

SHORT-TERM INVESTMENTS - 9.7%
	Money Market Deposit Account - 9.7%
39,620,914	U.S. Bank Money Market Deposit Account, 0.003% (f) (g)	39,620,914
	TOTAL SHORT-TERM INVESTMENTS (Cost $39,620,914)	39,620,914

Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.6%
	Private Funds - 18.6%
75,980,190	Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (h) (i)	75,980,190
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 75,980,190)	75,980,190
	TOTAL INVESTMENTS - 127.7% (Cost $520,899,969)	521,758,835
	Liabilities in Excess of Other Assets - (27.7)%	(113,170,815)
	NET ASSETS - 100.0%	$408,588,020

Percentages are stated as a percent of net assets.
(a)
Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of May 31, 2021.

(b)	All or portion of this security is out on loan as of May 31, 2021. Total value of securities out on loan is $74,433,581 or 18.2% of net assets.
(c)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At May 31, 2021, the value of these securities amounted to $1,199,819 or 0.3% of net assets.

(d)	Variable rate security. Coupon changes periodically based upon a predetermined schedule or bond rating. Interest rate disclosed is that which is in effect at May 31, 2021.
(e)	Security purchased on a forward-commitment basis (“TBA commitment”). On May 31, 2021, the total value of TBA commitments was $40,355,097 or 9.9% of net assets.
(f)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of May 31, 2021.

(g)
All or a portion of this security has been pledged as collateral in connection with TBA commitments. At May 31, 2021, the value of securities pledged amounted to $39,620,914. In addition, the Fund held cash collateral in the amount of $900,000.

(h)	Annualized seven-day yield as of May 31, 2021.
(i)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure at May 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2021:
Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$101,582,201	$-	$101,582,201
Mortgage Backed Securities - U.S. Government Agency	-	47,487,294	-	47,487,294
U.S. Government Agency Issues	-	4,955,804	-	4,955,804
U.S. Government Notes/Bonds	-	252,132,432	-	252,132,432
Short-Term Investments	39,620,914	-	-	39,620,914
Investments Purchased with Proceeds from Securities Lending	-	75,980,190		75,980,190
Total Investments in Securities	$39,620,914	$482,137,921	$-	$521,758,835

^See Schedule of Investments for sector breakouts.
During the period ended May 31, 2021, the Fund did not recognize any transfers into or out of Level 3.